SEGMENTAL ANALYSIS	12 Months Ended
Dec. 31, 2017
Disclosure of entity's operating segments [text block] [Abstract]
Disclosure of entity's operating segments [text block]

NOTE 4: SEGMENTAL ANALYSIS

Lloyds Banking Group provides a wide range of banking and financial services in the UK and in certain locations overseas.

The Group Executive Committee has been determined to be the chief operating decision maker for the Group. The Group’s operating segments reflect its organisational and management structures. The Group Executive Committee reviews the Group’s internal reporting based around these segments in order to assess performance and allocate resources. GEC considers interest income and expense on a net basis and consequently the total interest income and expense for all reportable segments is presented net. The segments are differentiated by the type of products provided, by whether the customers are individuals or corporate entities.

The segmental results and comparatives are presented on an underlying basis, the basis reviewed by the chief operating decision maker. The effects of the following are excluded in arriving at underlying profit:

–	losses on redemption of the Enhanced Capital Notes and the volatility in the value of the embedded equity conversion feature;

–	market volatility and asset sales, which includes the effects of certain asset sales, the volatility relating to the Group’s own debt and hedging arrangements and that arising in the insurance businesses and insurance gross up;

–	the unwind of acquisition-related fair value adjustments and the amortisation of purchased intangible assets;

–	restructuring costs, comprising costs relating to the Simplification programme and the costs of implementing regulatory reform and ring-fencing, the rationalisation of the non-branch property portfolio and the integration of MBNA;

–	TSB build and dual running costs and the loss relating to the TSB sale in 2015; and

–	payment protection insurance and other conduct provisions.

For the purposes of the underlying income statement, operating lease depreciation (net of gains on disposal of operating lease assets) is shown as an adjustment to total income.

As part of a Group restructuring during 2017:

–	the Consumer Finance division has now become part of Retail;

–	the Group’s UK wealth business, previously part of Retail, has been transferred to the Insurance division, now renamed Insurance and Wealth;

–	the Group’s International wealth business, previously part of Retail, has been transferred to the Commercial Banking division; and

–	the Group’s venture capital business, previously part of Commercial Banking, has been transferred to Other.

Comparatives have been restated accordingly. Following this restructuring, the Group’s activities are now organised into three financial reporting segments: Retail; Commercial Banking; and Insurance and Wealth.

Retail offers a broad range of financial service products, including current accounts, savings, mortgages, motor finance and unsecured consumer lending to personal and small business customers.

Commercial Banking provides a range of products and services such as lending, transactional banking, working capital management, risk management and debt capital markets services to SMEs, corporates and financial institutions.

Insurance and Wealth offers insurance, investment and wealth management products and services.

Other includes certain assets previously reported as outside of the Group’s risk appetite and income and expenditure not attributed to divisions, including the costs of certain central and head office functions and the Group’s private equity business, Lloyds Development Capital.

Inter-segment services are generally recharged at cost, with the exception of the internal commission arrangements between the UK branch and other distribution networks and the insurance product manufacturing businesses within the Group, where a profit margin is also charged. Inter-segment lending and deposits are generally entered into at market rates, except that non-interest bearing balances are priced at a rate that reflects the external yield that could be earned on such funds.

For the majority of those derivative contracts entered into by business units for risk management purposes, the business unit recognises the net interest income or expense on an accrual accounting basis and transfers the remainder of the movement in the fair value of the derivative to the central group segment where the resulting accounting volatility is managed where possible through the establishment of hedge accounting relationships. Any change in fair value of the hedged instrument attributable to the hedged risk is also recorded within the central group segment. This allocation of the fair value of the derivative and change in fair value of the hedged instrument attributable to the hedged risk avoids accounting asymmetry in segmental results and leads to accounting volatility, which is managed centrally and reported within Other.

	Retail £m	Commercial Banking £m	Insurance and Wealth £m	Other £m	Underlying basis total £m
Year ended 31 December 2017
Net interest income	8,706	3,086	133	395	12,320
Other income, net of insurance claims	2,217	1,761	1,846	381	6,205
Total underlying income, net of insurance claims	10,923	4,847	1,979	776	18,525
Operating lease depreciation[1]	(946)	(44)	–	(63)	(1,053)
Net income	9,977	4,803	1,979	713	17,472
Operating costs	(4,857)	(2,199)	(1,040)	(88)	(8,184)
Impairment (charge) credit	(717)	(115)	–	37	(795)
Underlying profit	4,403	2,489	939	662	8,493
External income	12,651	3,093	1,883	898	18,525
Inter-segment income	(1,728)	1,754	96	(122)	–
Segment underlying income, net of insurance claims	10,923	4,847	1,979	776	18,525
Segment external assets	349,116	174,081	151,986	136,926	812,109
Segment customer deposits	253,127	147,588	13,770	3,639	418,124
Segment external liabilities	258,423	223,543	157,824	123,176	762,966
Other segment items reflected in income statement above:
Depreciation and amortisation	1,545	259	197	369	2,370
Increase in value of in-force business	–	–	(165)	–	(165)
Defined benefit scheme charges	137	48	25	149	359
Other segment items:
Additions to fixed assets	2,431	107	274	843	3,655
Investments in joint ventures and associates at end of year	9	–	–	56	65

1 Net of profits on disposal of operating lease assets of £32 million.

	Retail £m	Commercial Banking £m	Insurance and Wealth £m	Other £m	Underlying basis total £m
Year ended 31 December 2016[1]
Net interest income	8,073	2,934	80	348	11,435
Other income, net of insurance claims	2,162	1,756	1,939	208	6,065
Total underlying income, net of insurance claims	10,235	4,690	2,019	556	17,500
Operating lease depreciation[2]	(775)	(105)	–	(15)	(895)
Net income	9,460	4,585	2,019	541	16,605
Operating costs	(4,748)	(2,189)	(1,046)	(110)	(8,093)
Impairment (charge) credit	(654)	(17)	–	26	(645)
Underlying profit	4,058	2,379	973	457	7,867
External income	12,203	3,408	1,434	455	17,500
Inter-segment income	(1,968)	1,282	585	101	–
Segment underlying income, net of insurance claims	10,235	4,690	2,019	556	17,500
Segment external assets	338,939	187,405	154,782	136,667	817,793
Segment customer deposits	256,453	141,302	13,798	3,907	415,460
Segment external liabilities	264,915	230,030	160,815	113,568	769,328
Other segment items reflected in income statement above:
Depreciation and amortisation	1,343	313	169	555	2,380
Decrease in value of in-force business	–	–	472	–	472
Defined benefit scheme charges	141	49	31	66	287
Other segment items:
Additions to fixed assets	2,362	126	481	791	3,760
Investments in joint ventures and associates at end of year	6	–	–	53	59

1	Restated – see page F-18.
2	Net of profits on disposal of operating lease assets of £58 million.

	Retail £m	Commercial Banking £m	Insurance and Wealth £m	Other £m	Underlying basis total £m
Year ended 31 December 2015[1]
Net interest income	8,253	2,774	59	396	11,482
Other income, net of insurance claims	2,263	1,842	1,986	64	6,155
Total underlying income, net of insurance claims	10,516	4,616	2,045	460	17,637
Operating lease depreciation[2]	(720)	(30)	–	(14)	(764)
Net income	9,796	4,586	2,045	446	16,873
Operating costs	(4,958)	(2,225)	(954)	(174)	(8,311)
Impairment (charge) credit	(583)	22	(1)	(6)	(568)
TSB	–	–	–	118	118
Underlying profit	4,255	2,383	1,090	384	8,112
External income	12,217	3,364	2,155	(99)	17,637
Inter-segment income	(1,701)	1,252	(110)	559	–
Segment underlying income, net of insurance claims	10,516	4,616	2,045	460	17,637
Segment external assets	340,263	178,110	145,737	142,578	806,688
Segment customer deposits	261,646	140,675	14,477	1,528	418,326
Segment external liabilities	270,666	235,221	150,702	103,119	759,708
Other segment items reflected in income statement above:
Depreciation and amortisation	1,247	203	124	538	2,112
Decrease in value of in-force business	–	–	(162)	–	(162)
Defined benefit scheme charges	124	32	17	142	315
Other segment items:
Additions to fixed assets	2,133	155	343	786	3,417
Investments in joint ventures and associates at end of year	5	–	–	42	47

1	Restated – see page F-18.
2	Net of profits on disposal of operating lease assets of £66 million.

Reconciliation of underlying basis to statutory results

The underlying basis is the basis on which financial information is presented to the chief operating decision maker which excludes certain items included in the statutory results. The table below reconciles the statutory results to the underlying basis.

	Lloyds		Removal of:
	Banking Group statutory £m	Volatility and other items £m [1]	TSB £m	[6]	Insurance gross up £m [2]	PPI £m	Other conduct provisions £m	Underlying basis £m
Year ended 31 December 2017
Net interest income	10,912	228	–		1,180	–	–	12,320
Other income, net of insurance claims	7,747	(186)	–		(1,356)	–	–	6,205
Total income, net of insurance claims	18,659	42	–		(176)	–	–	18,525
Operating lease depreciation[3]		(1,053)	–		–	–	–	(1,053)
Net income	18,659	(1,011)	–		(176)	–	–	17,472
Operating expenses	(12,346)	1,821	–		176	1,300	865	(8,184)
Impairment	(688)	(107)	–		–	–	–	(795)
Profit	5,625	703	–		–	1,300	865	8,493

	Lloyds		Removal of:
	Banking Group statutory £m	Volatility and other items £m [4]	TSB £m	[6]	Insurance gross up £m [2]	PPI £m	Other conduct provisions £m	Underlying basis £m
Year ended 31 December 2016
Net interest income	9,274	263	–		1,898	–	–	11,435
Other income, net of insurance claims	7,993	121	–		(2,110)	–	61	6,065
Total income, net of insurance claims	17,267	384	–		(212)	–	61	17,500
Operating lease depreciation[3]		(895)	–		–	–	–	(895)
Net income	17,267	(511)	–		(212)	–	61	16,605
Operating expenses	(12,627)	1,948	–		212	1,350	1,024	(8,093)
Impairment	(752)	107	–		–	–	–	(645)
Profit	3,888	1,544	–		–	1,350	1,085	7,867

	Lloyds	Removal of:
	Banking Group statutory £m	Volatility and other items £m [5]	TSB £m [6]	Insurance gross up £m [2]	PPI £m	Other conduct provisions £m	Underlying basis £m
Year ended 31 December 2015
Net interest income	11,318	318	(192)	38	–	–	11,482
Other income, net of insurance claims	6,103	209	(31)	(126)	–	–	6,155
Total income, net of insurance claims	17,421	527	(223)	(88)	–	–	17,637
Operating lease depreciation[3]		(764)	–	–	–	–	(764)
Net income	17,421	(237)	(223)	(88)	–	–	16,873
Operating expenses	(15,387)	2,065	86	88	4,000	837	(8,311)
Impairment	(390)	(197)	19	–	–	–	(568)
TSB	–	–	118	–	–	–	118
Profit	1,644	1,631	–	–	4,000	837	8,112

1	In the year ended 31 December 2017 this comprises the effects of asset sales (gain of £30 million); volatile items (gain of £263 million); liability management (loss of £14 million); the amortisation of purchased intangibles (£91 million); restructuring costs (£621 million, principally comprising costs relating to the Simplification programme; the rationalisation of the non-branch property portfolio, the work on implementing the ring-fencing requirements and the integration of MBNA); and the fair value unwind and other items (loss of £270 million).

2	The Group’s insurance businesses’ income statements include income and expenditure which are attributable to the policyholders of the Group’s long-term assurance funds. These items have no impact in total upon the profit attributable to equity shareholders and, in order to provide a clearer representation of the underlying trends within the business, these items are shown net within the underlying results.

3	Net of profits on disposal of operating lease assets of £32 million (2016: £58 million; 2015: £66 million).

4	Comprises the write-off of the ECN embedded derivative and premium paid on redemption of the remaining notes in the first quarter (loss of £790 million); the effects of asset sales (gain of £217 million); volatile items (gain of £99 million); liability management (gain of £123 million); the amortisation of purchased intangibles (£340 million); restructuring costs (£622 million, principally comprising the severance related costs related to phase II of the Simplification programme); and the fair value unwind and other items (loss of £231 million).

5	Comprises market movements on the ECN embedded derivative (loss of £101 million); the effects of asset sales (gain of £54 million); volatile items (loss of £107 million); liability management (loss of £28 million); the amortisation of purchased intangibles (£342 million); restructuring costs (£170 million); TSB costs (£745 million); and the fair value unwind and other items (loss of £192 million).

6	Comprises the underlying results of TSB.

Geographical areas

Following the reduction in the Group’s non-UK activities, an analysis between UK and non-UK activities is no longer provided.